Fair Value Measurement - Summary of Major Security Type Assets That Measured at Fair Value on Recurring Basis (Details) - Recurring - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Available for Sale Securities [Line Items]
Amortized Cost	$ 1,526,783	$ 989,592	$ 125,672
Unrealized Gain	143	24	90
Unrealized Loss		(55)
Fair Value	1,526,926	989,561	125,762
Level 1 | Money Market Fund
Schedule of Available for Sale Securities [Line Items]
Amortized Cost	755,825	12,235	5,163
Fair Value	755,825	12,235	5,163
Level 2
Schedule of Available for Sale Securities [Line Items]
Amortized Cost			120,509
Unrealized Gain			90
Fair Value			120,599
Level 2 | US Government Securities
Schedule of Available for Sale Securities [Line Items]
Amortized Cost	770,958	977,357	107,009
Unrealized Gain	143	24	90
Unrealized Loss		(55)
Fair Value	$ 771,101	$ 977,326	107,099
Level 2 | Repurchase Agreement
Schedule of Available for Sale Securities [Line Items]
Amortized Cost			13,500
Fair Value			$ 13,500